RIGHT OF USE ASSETS (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	$ 1,261.3
Business combinations	3.3
Additions	378.9
Disposals	(76.7)
Currency translation adjustments	12.7
Ending balance	1,579.5
Carrying value	1,330.2
Accumulated depreciation
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	0.0
Additions	(250.1)
Disposals	1.7
Currency translation adjustments	(0.9)
Ending balance	(249.3)
Stores
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	1,206.0
Business combinations	3.3
Additions	366.6
Disposals	(76.7)
Currency translation adjustments	12.6
Ending balance	1,511.8
Carrying value	1,270.8
Stores | Accumulated depreciation
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	0.0
Additions	(241.8)
Disposals	1.7
Currency translation adjustments	(0.9)
Ending balance	(241.0)
Other buildings
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	55.3
Business combinations	0.0
Additions	12.2
Disposals	0.0
Currency translation adjustments	0.1
Ending balance	67.6
Carrying value	59.4
Other buildings | Accumulated depreciation
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	0.0
Additions	(8.2)
Disposals	0.0
Currency translation adjustments	0.0
Ending balance	(8.2)
Vehicles
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	0.0
Business combinations	0.0
Additions	0.1
Disposals	0.0
Currency translation adjustments	0.0
Ending balance	0.1
Carrying value	0.0
Vehicles | Accumulated depreciation
DisclosureOfRightofuseAssetsLineItems [Line Items]
Beginning balance	0.0
Additions	(0.1)
Disposals	0.0
Currency translation adjustments	0.0
Ending balance	$ (0.1)